Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants [Abstract]
Warrants

9. Warrants

Class C Common Stock Warrants

As of March 31, 2025, the Company has 232,360 outstanding Class C Common Stock Warrants to purchase up to 485 shares of common stock with a exercise price of $16.00, which expire on February 14, 2028. The Class C Common Stock Warrants, which were issued in 2023, are treated as a liability due to the alternative cashless exercise for 0.4 shares of common stock per warrant.

As of March 31, 2025 and December 31, 2024, the fair value of the Class C Common Stock Warrants was $829 and $2,246, respectively, using a Black-Scholes model and Monte-Carlo simulation model as of March 31, 2025 and December 31, 2024, respectively. For the three months ended March 31, 2025 and 2024, the gain of $1,417 and $68,427, respectively, resulting from the change in the fair value of the liability for the unexercised warrants was recorded as a change in fair value of the warrant liability in the accompanying consolidated statements of operations.

Class D Common Stock Warrants

As of March 31, 2025, the Company had Class D Common Stock Warrants outstanding to purchase up to 5,060 shares of common stock with an initial exercise price of $16.00, which were issued in connection with the February Public Offering (see Note 5). The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on February 5, 2029. The Class D Common Stock Warrants were valued on the issuance date in the aggregate at $6.3 million and included in the issuance costs of the offering and treated as equity. As part of the reverse stock split on January 28, 2025, the exercise price of the Class D Common Stock Warrants was reset from $16.00 to $3.7596.

The fair value of the Class D Common Stock Warrants were originally estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	100%
Expected term (years)	5
Risk-free interest rate	4.20%
Expected dividend yield	0.0%

Class E Common Stock Warrants

On August 22, 2024, in connection with the Class D Warrant Inducement (see Note 5), the Company issued Class E Common Stock Warrants to purchase up to 318,509 shares of common stock at an exercise price of $16.00 per share, valued on the Class D Warrant Inducement date in the aggregate at $4.9 million and included in the issuance costs of the warrant inducement and are treated as equity. The Class E Common Stock Warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on August 22, 2029. In connection with the Class E Warrant Inducement (see Note 5), 254,002 of these warrants were exercised. As of March 31, 2025, there are 64,506 Class E Common Stock Warrants outstanding to purchase 64,506 shares of common stock.

The fair value of the Class E Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	95%
Expected term (years)	5
Risk-free interest rate	3.77%
Expected dividend yield	0.0%

Class F Common Stock Warrants

On December 3, 2024 in connection with the Class E Warrant Inducement, (see Note 5), the Company issued Class F Common Stock Warrants to purchase up to 254,002 shares of common stock at an initial exercise price of $16.00 per share. The Class F Warrants have an alternative cashless exercise provision that allows the holder to receive two shares of common stock without payment of the exercise price. The Company valued the Class F Common Stock Warrants on the issuance date, based on the alternative cashless exercise provision, at $4.1 million, which was included in the issuance costs of the warrant inducement and are treated as equity. The Class F Common Stock Warrants are exercisable for a period of two years from January 17, 2025, which was the date of stockholder approval. As of March 31, 2025, the Company received alternative cashless exercise notices for 191,503 Class F Common Stock Warrants resulting in the issuance of 383,005 shares of common stock, with 62,500 Class F Common Stock Warrants outstanding.

Class G Common Stock Warrants

On December 3, 2024 in connection with the Class E Warrant Inducement (see Note 5), the Company issued Class G Common Stock Warrants to purchase up to 381,004 shares of common stock at an initial exercise price of $16.00 per share, valued on the issuance date in the aggregate at $2.1 million, which was included in the issuance costs of the warrant inducement and are treated as equity. The Class G Common Stock Warrants are exercisable for a period of five years from January 17, 2025, which was the date of stockholder approval. As part of the reverse stock split on January 28, 2025, common stock underlying the Class G Common Stock Warrants was adjusted from 381,004 shares of common stock to 1,621,463 shares of common stock and the exercise price was reset from $16.00 to $3.7596.

The fair value of the Class G Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	100%
Expected term (years)	5
Risk-free interest rate	4.38%
Expected dividend yield	0.0%

10. Warrants

Public Warrants

In connection with our initial public offering, we issued and have outstanding as of December 31, 2024 10,511,597 Public Warrants to purchase an aggregate of 626 shares of common stock with an exercise price of $193,200.00 per share which expire on January 10, 2027 (the “Public Warrants”). The Public Warrants trade on the Nasdaq Capital Market under the ticker symbol REVBW.

The Company may redeem the Public Warrants at a price of $0.01 per Public Warrant upon not less than 30 days’ prior written notice of redemption if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $302,400 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the Public Warrant holders; and if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the Public Warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

Rollover Warrants

In connection with a private placement on January 31, 2021, Revelation issued warrants to a placement agent to purchase up to 17 shares of common stock with an exercise price of $45,070.73 per share which expire on January 31, 2027, valued on the issuance date in the aggregate at $326,675 (the “Rollover Warrants”).

As of December 31, 2024, there were 7 Rollover Warrants remaining to be exercised or exchanged.

The fair value of the Rollover Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	115%
Expected term (years)	6
Risk-free interest rate	0.85%
Expected dividend yield	0.0%

Class A Common Stock Warrants

In connection with the closing of a private placement on January 25, 2022 (“PIPE Investment”), the Company issued warrants to an institutional investor to purchase up to 154 shares of common stock at an exercise price of $55,272.00 per share (the “Class A Common Stock Warrants”), valued on the PIPE Investment purchase date in the aggregate at $3.6 million and included in the issuance costs of the PIPE Investment and treated as equity. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on July 25, 2027.

The fair value of the Class A Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%

Class A Placement Agent Common Stock Warrants

In connection with the PIPE Investment, the Company issued warrants to Roth to purchase an aggregate of 22 shares of common stock at an exercise price of $55,272.00 per share (the “Class A Placement Agent Common Stock Warrants”), valued on the PIPE Investment purchase date in the aggregate at $0.5 million and included in the issuance costs of the PIPE Investment and treated as equity. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on July 25, 2027.

The fair value of the Class A Placement Agent Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%

Class B Common Stock Warrants

In connection with closing of a public offering on July 28, 2022 (“the July 2022 Public Offering”), the Company issued and has outstanding 8,333,334 warrants to purchase an aggregate of 497 shares of common stock at an exercise price of $10,080.00 per share (the “Class B Common Stock Warrants”), valued on the public offering purchase date in the aggregate at $4.5 million and included in the issuance costs of the public offering and treated as equity. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on July 28, 2027.

The fair value of the Class B Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%

Class B Placement Agent Common Stock Warrants

In connection with the July 2022 Public Offering, the Company issued warrants to the Placement Agent to purchase up to 35 shares of common stock at an exercise price of $12,600.00 per share (the “Class B Placement Agent Common Stock Warrants”), valued on the public offering purchase date in the aggregate at $0.3 million and included in the issuance costs of the public offering and treated as equity. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on July 25, 2027.

The fair value of the Class B Placement Agent Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%

Class C Pre-Funded Warrants

In connection with the February 2023 Public Offering, the Company issued pre-funded warrants to purchase up to 699 shares of common stock at an exercise price of $0.048 per share. Between February 14, 2023 and April 6, 2023, the Company received notices of cash exercise for the Class C Pre-Funded Warrants issued in connection with the February 2023 Public Offering for 699 shares of common stock at a total purchase price of $33.64. As of December 31, 2024, there were no Class C Pre-Funded Warrants outstanding.

Class C Common Stock Warrants

In connection with the February 2023 Public Offering, the Company issued 6,450,000 Class C Common Stock Warrants to purchase up to 13,438 shares of common stock at an exercise price of $2,572.80 per share, valued on the public offering purchase date in the aggregate at $13,996,500 and included in the issuance costs of the public offering and treated as a liability. The warrants were exercisable immediately upon issuance, provide for a cash, cashless exercise right or an alternative cashless exercise right for 0.4 shares of common stock per Class C Common Stock Warrant and expire on February 14, 2028.

The Company evaluated the Class C Common Stock Warrants under ASC 815-40 and concluded that they do not meet the criteria to be classified in stockholders’ equity and accounted for the Class C Common Stock Warrants as current liabilities.

The Company concluded that the multiplier of 0.4 shares of common stock per Class C Common Stock Warrant used in the alternative cashless exercise precludes the Class C Common Stock Warrants from being considered indexed to the Company’s stock. The Company recorded the Class C Common Stock Warrants as current liabilities on the balance sheet at fair value, with subsequent changes in their respective fair values recognized in the consolidated statements of operations at each reporting date. Estimating fair values of liability-classified financial instruments requires the development of estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques are highly volatile and sensitive to changes in the trading market price of the Company’s common stock. Because liability-classified financial instruments are initially and subsequently carried at fair value, the Company’s financial results will reflect the volatility in these estimate and assumption changes. Changes in fair value are recognized as a component of other (expense) income in the consolidated statements of operations.

At the date of issuance, the Company valued the Class C Common Stock Warrants using a Monte-Carlo simulation model with a fair value of $14.0 million.

As of December 31, 2024, the Company has received notices of alternative cashless exercises for 6,217,640 Class C Common Stock Warrants issued in connection with the February 2023 Public Offering for 5,160 shares of common stock.

As of December 31, 2024, the Company re-valued 232,360 outstanding Class C Common Stock Warrants to purchase up to 485 shares of common stock using a Monte-Carlo simulation model with a fair value of $2,246. For year ended December 31, 2024, the gain of $0.1 million, resulting from the change in the fair value of the liability for the unexercised warrants was recorded as a change in fair value of the warrant liability in the accompanying consolidated statements of operations.

As part of the Class D Warrant Inducement on August 22, 2024, the exercise price of the Class C Common Stock Warrants was reset from $38.24 to $16.00.

Class D Pre-Funded Warrants

In connection with the February 2024 Public Offering, the Company issued pre-funded warrants to purchase up to 77,282 shares of common stock at an exercise price of $0.0016 per share. Between February 5, 2024 and February 13, 2024, the Company received notices of cash exercise for the Class D Pre-Funded Warrants issued in connection with the February 2024 Public Offering for 77,282 shares of common stock at a total purchase price of $123.65. As of December 31, 2024, there were no Class D Pre-Funded Warrants outstanding.

Class D Common Stock Warrants

In connection with the February 2024 Public Offering, the Company issued and has outstanding 2,730,000 warrants shares of common stock to purchase up to 170,628 shares of common stock at an exercise price of $72.48 per share, valued on the public offering purchase date in the aggregate at $6.3 million and included in the issuance costs of the public offering and treated as equity. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on February 5, 2029.

As of December 31, 2024, the Company issued 6,312 shares of common stock in connection with a notice of cash exercise for the Class D Common Stock Warrants issued in connection with the February 2024 Public Offering with a total purchase price of $241,390.

As of December 31, 2024, the Company issued 159,249 shares of common stock in connection with notices of cash exercise for the Class D Common Stock Existing Warrants issued in connection with the Class D Warrant Inducement with a total purchase price of $3.8 million.

As part of the Class D Warrant Inducement the Class D Common Stock Warrants the Company issued common stock to a third party consultant on June 11, 2024, as a result the exercise price of the Class D Common Stock Warrants were reset from $72.48 to $38.24. Additionally, on August 22, 2024, the exercise price of the Class D Common Stock Warrants was reset from $38.24 to $16.00.

As part of the 2025 Reverse Stock Split on January 28, 2025, the exercise price of the Class D Common Stock Warrants was reset from $16.00 to $3.7596.

As of December 31, 2024 there were 80,940 Class D Common Stock Warrants outstanding to purchase up to 5,060 shares of common stock that were not included in the Class D Warrant Inducement.

The fair value of the Class D Common Stock Warrants were originally estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	100%
Expected term (years)	5
Risk-free interest rate	4.20%
Expected dividend yield	0.0%

Modification of the Class D Common Stock Warrants and Class E Common Stock Warrants

As part of the Class D Warrant Inducement, the 2,548,060 Class D Common Stock Existing Warrants to purchase up to 159,249 shares of common stock were modified. Due to the warrant modification the fair value of the Class D Common Stock Existing Warrants were revalued before and after the warrant modification, and as the warrant modification is directly attributable to an equity offering, the Company recognized the effect of the warrant modification of approximately $0.9 million using the Black-Scholes option pricing model.

In connection with the Class D Warrant Inducement, the Company issued 5,096,120 Class E Common Stock Warrants to purchase up to 318,509 shares of common stock at an exercise price of $16.00 per share, valued on the Class D Warrant Inducement date in the aggregate at $4.9 million and included in the issuance costs of the Class D Warrant Inducement and treated as equity. The Class E Common Stock Warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on August 22, 2029.

As of December 31, 2024, there are 1,032,080 Class E Common Stock Warrants outstanding to purchase 64,506 shares of common stock that were not included in the Class E Warrant Inducement.

The fair value of the Class D Common Stock Existing Warrant modification and the Class E Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	95%
Expected term (years)	5
Risk-free interest rate	3.77%
Expected dividend yield	0.0%

Class F Common Stock Warrants and Class G Common Stock Warrants

In connection with the Class E Warrant Inducement to exercise the Class E Common Stock Existing Warrants, the Company issued 4,064,040 Class F Common Stock Warrants to purchase up to 254,002 shares of common stock at an exercise price of $16.00 per share. The Class F Warrants have an alternative cashless exercise provision that allows the holder thereof to receive two shares of common stock without payment of the exercise price. The Company valued the Class F Common Stock Warrants based on the alternative cashless exercise provision issued and recognized approximately $4.1 million and included in the issuance costs of the Class E Warrant Inducement and treated as equity. The Class F Common Stock Warrants are exercisable for a period of two years from January 17, 2025.

In connection with the Class E Warrant Inducement to exercise the Class E Common Stock Existing Warrants, the Company issued 6,096,060 Class G Common Stock Warrants to purchase up to 381,004 shares of common stock at an exercise price of $16.00 per share, valued on the Class E Warrant Inducement date in the aggregate at $2.1 million and included in the issuance costs of the Class E Warrant Inducement and treated as equity. The Class G Common Stock Warrants are exercisable for a period of five years from January 17, 2025. As part of the 2025 Reverse Stock Split on January 28, 2025, the number of shares of common stock the Class G Common Stock Warrants are exercisable into was reset from 381,004 to 1,621,463 and the exercise price of the Class G Common Stock Warrants was reset from $16.00 to $3.7596.

The fair value of the Class G Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	100%
Expected term (years)	5
Risk-free interest rate	4.38%
Expected dividend yield	0.0%